Investment In Joint Ventures And Associates Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Orient Shipyard Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		465,050	465,050
Ownership	[1]	21.40%	23.00%
Saenuel Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		3,531	3,531
Ownership	[1]	37.40%	37.40%
E mirae Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		7,696	7,696
Ownership	[1]	41.00%	41.00%
Jehin Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		81,610	81,610
Ownership	[1]	27.30%	27.30%
Nk Eng Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned			697,033
Ownership	[1]		23.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
The season Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		18,187	18,187
Ownership	[1]	30.10%	30.10%
Yuil PESC Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		8,642	8,642
Ownership	[1]	24.00%	24.00%
Youngdong Sea Food Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		12,106	12,106
Ownership	[1]	24.00%	24.00%
Sinseong Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		2,584	2,584
Ownership	[1]	27.20%	27.20%
Reading Doctors Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned			7,398
Ownership	[1]		35.40%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
PREXCO Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned			919,972
Ownership	[1]		28.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
Hyunwoo International Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned			59,873
Ownership	[1]		25.90%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
CL Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		13,759
Ownership	[1]	38.60%
Force TEC Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		4,780,907
Ownership	[1]	25.80%
Protronics Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		95,921
Ownership	[1]	48.10%
Instern Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		14,296
Ownership	[1]	20.10%

[1]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.